Convertible Loans (Details)	1 Months Ended
Mar. 19, 2020 USD ($) $ / shares shares
Convertible Loans (Details) [Line Items]
Aggregate principal amount	$ 350
Aggregate purchase price	$ 315
Ordinary shares issued (in Shares) | shares	40,000
Principal amount	$ 220
Purchase price	$ 198
Initial exercise price (in Dollars per share) | $ / shares	$ 0.35
Private Placements [Member]
Convertible Loans (Details) [Line Items]
Ordinary shares issued (in Shares) | shares	314,285